Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Gain (loss) on cash flow hedges (interest-rate swap agreements) (Notes 6, Note 18)	$ 12	$ (20)
Gain (loss) on transfer of other post-employment benefits (OPEB) (Note 20)	0	(6)
Other	4	2
Other comprehensive income (loss)	16	(24)
Amount reclassified, after-tax	8	5
Amount reclassified, before-tax	$ 12	$ 7